Finance income and expense	12 Months Ended
Dec. 31, 2017
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Finance income and expense
9	Finance income and expense

	2017	2016	2015
	(€’000)
Bond premium and fees in income	1,188	790	—
Bank and other interest	223	135	82
Profit from sale of financial asset	—	281	2,289
Net foreign currency exchange gain	—	—	923
Finance income	1,411	1,206	3,294
Interest expense on Senior Secured Notes, bank and other loans	(37,706)	(33,095)	(27,094)
Interest expense on finance leases	(3,667)	(1,750)	(3,139)
Interest expense on provision for onerous lease contracts	—	(16)	(115)
Other financial expenses	(2,707)	(1,765)	(1,968)
Net foreign currency exchanges loss	(1,698)	(849)	—
Finance expense	(45,778)	(37,475)	(32,316)
Net finance expense	(44,367)	(36,269)	(29,022)

In 2017 and 2016, the “Interest expense on Senior Secured Notes, bank and other loans” increased principally as result of the impact of the Additional Notes issued in April 2016 and the amounts drawn under the 2013 Super Senior Revolving Facility and the 2017 Senior Secured Revolving Facility.

“Profit from sale of financial asset” reflects the profit realized in 2015 and 2016 on the sale of the Group’s shares in iStreamPlanet Co.

“Interest expense on finance leases” in 2016 was impacted by a €1.4 million adjustment reducing the finance lease obligations.